Redeemable noncontrolling interest - Schedule of reconciliation of changes in redeemable noncontrolling interest (Tables)	12 Months Ended
Dec. 31, 2021
Redeemable noncontrolling interest
Schedule of reconciliation of changes in redeemable noncontrolling interest

(in thousands)
Balance as of July 1, 2021	$—
Redeemable noncontrolling interest resulting from the CRIS Business Combination	436,739
Net income attributable to redeemable noncontrolling interest for the period	(16,824)
Equity-based compensation attributable to redeemable noncontrolling interest during the period	1,040
Adjustment to revise redeemable noncontrolling interest to its redemption value at period-end	1,525,297
Balance as of December 31, 2021	$1,946,252